Fair value measurements - Schedule of financial instruments measured at fair value (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value measurements, Short term investments	$ 102,847	$ 196,538
Fair value measurements, Total	292	196,538
Investments in financial instruments [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value measurements, Short term investments	292	196,538
Significant other observable inputs (Level 2) [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value measurements, Total	292	196,538
Significant other observable inputs (Level 2) [Member] | Investments in financial instruments [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value measurements, Short term investments	$ 292	$ 196,538